Note 6 - Investments in Equity Method Investees - Equity Method Investees and Respective Ownership Percentages (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Equity method investment	¥ 3,150,175	¥ 2,979,652
Multifeed [Member]
Equity method percentage	34.00%	34.00%
Equity method investment	¥ 1,642,171	¥ 1,518,610
I-Revo [Member]
Equity method percentage	30.00%	30.00%
Equity method investment	¥ 751,784	¥ 725,529
Trinity [Member]
Equity method percentage	33.75%	33.75%
Equity method investment	¥ 183,403	¥ 133,325
Appiaries [Member]
Equity method percentage	49.00%	49.00%
Equity method investment	¥ 16,409	¥ 16,396
e-Corporation [Member]
Equity method percentage		35.21%
Equity method investment		¥ 29,095
BIZNET [Member]
Equity method percentage	40.00%	40.00%
Equity method investment	¥ 182,514	¥ 246,193
KIS [Member]
Equity method percentage	39.30%	36.10%
Equity method investment	¥ 55,627	¥ 53,576
Leap Solutions [Member]
Equity method percentage	40.00%	40.00%
Equity method investment	¥ 227,430	¥ 256,928
JOCDN [Member]
Equity method percentage	50.00%
Equity method investment	¥ 90,837